Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.29%
California–97.74%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$700	$705,051
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,007
Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC)(b)(c)	0.50%	04/01/2055	8,000	8,000,000
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	25	25,032
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(d)	5.25%	07/01/2040	2,250	2,465,082
Series 2024 B, RB(d)	5.25%	07/01/2042	3,000	3,221,911
California (State of);
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	20	20,300
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	5	5,075
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,052
Series 1997, GO Bonds	5.13%	10/01/2027	10	10,018
Series 2000, GO Bonds	5.63%	05/01/2026	10	10,040
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,009
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,009
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,233,237
Series 2025 C, GO Bonds	5.00%	11/01/2045	5,000	5,436,732
Series 2025, GO Bonds	5.00%	08/01/2045	3,000	3,280,244
Series 2025, Ref. GO Bonds	5.00%	08/01/2045	9,750	10,660,794
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(e)	5.25%	04/01/2030	6,930	7,415,286
Series 2024 F, RB(e)	5.00%	11/01/2032	15,000	16,395,279
Series 2024, RB(e)	5.00%	04/01/2032	5,000	5,356,735
Series 2024, RB(e)	5.00%	08/01/2032	2,500	2,625,496
Series 2024, RB(e)	5.00%	10/01/2032	10,000	10,629,577
Series 2025 C, RB(e)	5.00%	10/01/2033	10,000	10,652,976
Series 2025 E, RB(e)	5.00%	05/01/2035	5,000	5,487,326
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(e)	5.25%	10/01/2031	5,000	5,326,001
Series 2023 D, RB(e)	5.50%	11/01/2028	15,000	15,884,157
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	150	151,239
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	623,004
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,780	3,722,422
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,110	4,141,267
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	660	661,141
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	5,205	4,503,117
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	345	345,302
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	165	165,192
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	6,000	6,032,048
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	725,321
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,002,685
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(f)	6.00%	06/01/2043	4,690	4,593,051
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(f)	5.00%	06/01/2034	$1,000	$1,037,288
Series 2024 A, RB(f)	5.00%	06/01/2044	2,300	2,240,030
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(f)	5.00%	06/01/2034	500	523,545
Series 2024, RB(f)	5.00%	06/01/2044	750	736,551
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,900	1,922,042
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,753,605
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	4,960	4,885,628
California (State of) Health Facilities Financing Authority (CommonSpirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,508,023
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2040	700	723,864
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,864
Series 2014 A, RB	5.00%	10/01/2030	700	701,208
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,423,865
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,002,485
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,881,546
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,560,838
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	7,643	7,842,512
California (State of) Housing Finance Agency (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,220	5,190,250
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(d)(e)	12.00%	11/02/2026	1,445	1,228,250
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,534,705
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	791,195
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	929,139
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	755,773
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	929,529
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,060,778
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,005,030
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	1,500	1,424,690
California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2051	1,500	1,342,150
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(f)	5.00%	11/01/2046	5,500	5,310,133
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,753,244
Series 2018, RB	5.00%	05/15/2037	2,500	2,580,741
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,249,246
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,116,510
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,330,093
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,993,552
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,714,825
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$3,000	$3,060,050
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,464,944
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,562,961
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,036,404
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,526,520
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,810,033
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,061,383
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,028,647
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,180	3,190,675
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,200,578
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	1,410	1,528,024
Series 2024, Ref. RB	5.00%	11/15/2037	10	10,812
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	2,954,600
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,015,582
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	8,591,357
Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	6,640,125
Series 2018 A, RB(d)	5.00%	12/31/2043	5,000	5,030,495
Series 2018, RB(d)	5.00%	12/31/2035	2,700	2,753,111
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates); Series 2019, RB (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	3,000	3,075,366
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,222
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,310
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,009,464
Series 2017 A, RB	5.25%	11/01/2029	750	758,814
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,599,022
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	400	408,579
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(f)	5.00%	06/01/2034	500	512,768
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	15,430	15,553,786
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	2,000	2,009,040
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(d)(f)(g)(h)	7.50%	07/01/2032	4,000	45,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(d)(f)(g)(h)	7.50%	07/01/2032	630	7,088
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(f)	5.00%	07/01/2030	5,000	5,005,057
Series 2012, RB(d)(f)	5.00%	07/01/2037	1,000	1,000,462
Series 2012, RB(d)(f)	5.00%	11/21/2045	10,000	10,000,043
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(d)(f)	5.00%	07/01/2036	1,000	1,080,080
Series 2023, RB(d)(f)	5.00%	07/01/2037	2,500	2,686,864
Series 2023, RB(d)(f)	5.00%	07/01/2038	2,500	2,672,126
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,542,062
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(d)	5.50%	12/01/2026	1,030	1,050,466
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(d)	4.25%	12/01/2027	3,000	3,021,860
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(f)	4.25%	07/01/2030	1,155	1,131,644
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(f)	6.25%	07/01/2054	12,900	13,292,395
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	5.00%	11/15/2036	500	502,403
Series 2021, RB(f)	5.00%	11/15/2051	1,400	1,252,618
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	1,048,538
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	$600	$593,410
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2029	45	45,082
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,006
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,104
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,725,393
California (State of) School Finance Authority; Series 2024 A, RB(f)	5.50%	06/01/2043	2,165	2,163,756
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(f)	5.00%	08/01/2040	3,000	3,031,344
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2017 A, Ref. RB(f)	4.00%	10/01/2027	800	803,178
Series 2017, Ref. RB(f)	5.00%	10/01/2037	1,485	1,505,772
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(i)	5.50%	07/01/2027	220	224,550
Series 2017, RB(f)	5.50%	07/01/2027	150	151,215
Series 2017, RB(f)	6.25%	07/01/2037	1,295	1,315,077
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(f)	5.00%	07/01/2031	295	319,281
Series 2024, RB(f)	5.00%	07/01/2032	310	334,481
Series 2024, RB(f)	5.00%	07/01/2033	325	349,050
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,726,954
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(f)	5.00%	07/01/2035	500	500,398
Series 2019 A, RB(f)	5.00%	07/01/2054	3,150	3,140,765
California (State of) School Finance Authority (Magnolia Public Schools); Series 2025, RN(f)	4.40%	12/01/2026	2,500	2,506,749
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2039	740	740,091
California (State of) Statewide Communities Development Authority; Series 2020 B, RB	4.00%	09/02/2026	115	115,274
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2025 A, Ref. RB(f)	5.00%	11/01/2035	2,165	2,301,040
Series 2025 A, Ref. RB(f)	5.13%	11/01/2040	2,700	2,809,297
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2044	400	411,487
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2039	5,420	5,492,596
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	178,677
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(d)	5.20%	06/01/2036	670	670,836
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,010,443
Series 2018 A, Ref. RB	5.00%	12/01/2053	2,000	2,010,612
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,656,054
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,424,341
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	4,054,736
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2036	5,000	5,014,576
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,008,182
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	1,495	1,524,182
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,518,914
Series 2021 C-1, RB	2.25%	09/02/2026	460	450,290
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,151,034
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,513,062
Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,205,555
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	$1,300	$1,327,391
Series 2002 B, RB	6.00%	05/01/2043	750	751,697
Series 2002, RB	6.00%	05/01/2043	750	765,716
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	210,230
Central Valley Energy Authority; Series 2025, RB(e)	5.00%	08/01/2035	5,000	5,553,224
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,505,307
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,013
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,692,116
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	20	20,058
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,882
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,398
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	294,581
Series 2017, RB	5.00%	09/01/2029	175	180,343
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,073,840
Series 2024, RB	5.00%	09/01/2044	2,210	2,287,963
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(d)	5.00%	07/01/2053	6,570	6,719,979
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2030	675	697,856
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2031	1,000	1,033,859
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	516,300
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(i)	5.00%	06/01/2027	1,850	1,925,204
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	226,198
Series 2021, Ref. RB	4.00%	09/01/2028	255	260,406
Series 2021, Ref. RB	4.00%	09/01/2032	335	345,682
Series 2021, Ref. RB	4.00%	09/01/2035	400	406,762
Series 2021, Ref. RB	4.00%	09/01/2036	200	202,220
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,687,885
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,314,953
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	10	10,067
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,783
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,661
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	735	735,833
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,523,894
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,132,889
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,051
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,037,640
Irvine Ranch Water District; Series 2009 A, VRD RB (LOC - Bank Of America N.A.)(b)(c)	1.00%	10/01/2041	1,600	1,600,000
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	102,716
Series 2021 A, RB	4.00%	09/01/2033	100	101,987
Series 2021 A, RB	4.00%	09/01/2034	165	168,245
Series 2021 A, RB	4.00%	09/01/2036	180	182,305
Series 2021 A, RB	4.00%	09/01/2039	135	134,413
Series 2021 A, RB	4.00%	09/01/2040	140	137,439
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	536,156
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA;
Series 2017 A, RB(d)	5.00%	05/15/2040	$16,080	$16,404,293
Series 2019, RB(d)	5.00%	05/15/2038	3,000	3,135,123
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	10	10,024
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	119,074
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,150
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(d)	5.00%	05/15/2047	2,000	2,008,172
Series 2017, Sub. RB(d)	5.00%	05/15/2041	16,580	16,640,363
Series 2018 B, Ref. RB(d)	5.00%	05/15/2034	1,000	1,041,978
Series 2018 C, RB(d)	5.00%	05/15/2038	1,770	1,813,950
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 D, Ref. RB(d)	5.00%	05/15/2030	4,000	4,261,358
Series 2018, Ref. RB(d)	5.00%	05/15/2048	1,625	1,646,526
Series 2020 C, RB(d)	5.00%	05/15/2045	5,000	5,121,347
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,054,257
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,611,862
Los Angeles Unified School District (Election of 2004); Series 2025 A-1, GO Bonds	5.00%	07/01/2043	5,000	5,565,342
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	290	299,536
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	655,960
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,287,213
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	349,993
Series 2018 B, RB	5.00%	09/01/2033	250	257,348
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(b)	2.10%	07/01/2047	7,090	7,090,000
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	321,651
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	510,503
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	480,631
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	609,577
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,014
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	303,671
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,922,992
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	655	644,597
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	660,987
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,069
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,118
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	248,122
Series 2024, RB	5.00%	09/01/2032	240	260,948
Series 2024, RB	5.00%	09/01/2033	250	273,281
Series 2024, RB	5.00%	09/01/2034	265	289,042
Series 2024, RB	5.00%	09/01/2039	525	555,808
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,003,581
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,367,949
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	301,486
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	318,582
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	257,436
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	281,937
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	304,416
Palm Springs Unified School District; Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,573
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	$1,625	$1,566,820
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,727,971
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	5,815,630
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,036,488
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,913
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,822,058
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,863
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	5	5,032
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,062
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,933
Regents of the University of California Medical Center; Series 2007 B-2, VRD Ref. RB(b)	0.45%	05/15/2032	1,765	1,765,000
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	3,315	3,318,741
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,999
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,054,946
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	165	166,399
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,172,989
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,163,257
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,155,187
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	509,177
Series 2020, RB	4.00%	09/01/2037	500	502,200
Series 2020, RB	4.00%	09/01/2040	350	341,335
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	297,652
Series 2021, RB	4.00%	09/01/2036	305	307,318
Series 2021, RB	4.00%	09/01/2037	320	321,132
Series 2021, RB	4.00%	09/01/2038	330	328,308
Series 2021, RB	4.00%	09/01/2039	345	338,854
Series 2021, RB	4.00%	09/01/2040	190	185,909
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,629,515
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,915,941
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,486,249
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2026	440	440,609
Series 2013, RB	5.00%	09/01/2027	405	405,547
Series 2013, RB	5.00%	09/01/2028	500	500,669
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	338,983
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	714,033
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	240,496
Series 2020, RB	4.00%	09/01/2035	275	279,507
Series 2020, RB	4.00%	09/01/2037	320	322,098
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	9,741,781
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,783,358
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,065,849
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,902,039
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	470	470,530
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,443
Sacramento (County of), CA; Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	6,000	6,201,149
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	$650	$589,354
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,020
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	285	285,571
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,532
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,256
Series 2021, Ref. RB	4.00%	09/01/2028	100	101,908
Series 2021, Ref. RB	4.00%	09/01/2029	100	102,200
Series 2021, Ref. RB	4.00%	09/01/2030	100	102,355
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,000
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,075
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,198
Series 2013, Ref. RB	5.38%	09/02/2029	230	231,307
Series 2013, Ref. RB	5.38%	09/02/2030	240	241,291
Series 2013, Ref. RB	5.50%	09/02/2031	250	251,398
Series 2013, Ref. RB	5.50%	09/02/2032	270	271,469
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,925
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,948
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,998
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.00%	08/01/2043	1,880	1,951,384
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	20	20,032
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	5	5,137
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)	5.00%	05/01/2048	5,000	5,042,731
Second Series 2024, Ref. RB(d)	5.25%	05/01/2044	4,250	4,530,379
Series 2016, RB(d)	5.00%	05/01/2046	10,000	10,008,627
Series 2017 A, RB(d)	5.00%	05/01/2047	3,630	3,644,386
Series 2018 D, RB(d)	5.00%	05/01/2043	13,015	13,190,373
Series 2019 A, RB(d)	5.00%	05/01/2036	5,000	5,256,781
Series 2019 A, RB(d)	5.00%	05/01/2044	11,000	11,201,021
Series 2019 A, Ref. RB(d)	5.00%	01/01/2034	1,335	1,407,574
Series 2019 E, RB(d)	5.00%	05/01/2045	3,000	3,049,395
Series 2019, Ref. RB(d)	5.00%	01/01/2047	1,875	1,899,238
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(f)	5.00%	09/01/2027	150	155,166
Series 2022 A, RB(f)	5.00%	09/01/2032	400	435,917
Series 2022 B, RB(f)	5.00%	09/01/2032	315	343,284
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	938,990
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	508,409
Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	2,670	2,711,036
Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	3,765	3,817,611
Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	5,000	5,010,745
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	25,010
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(d)	5.10%	12/01/2032	3,000	3,000,882
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,525	6,534,367
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,006
Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.00%	12/01/2037	7,695	8,004,334
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	1,145	1,148,027
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,240	3,241,418
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,125
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,708
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,571
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	$260	$262,311
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2036	6,000	3,351,156
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,054
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	770	771,678
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,133,062
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,385,893
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	500,220
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(e)	5.00%	09/01/2030	8,140	8,714,118
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,217,241
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,068,771
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,862,809
Series 2019, Ref. RB	5.00%	06/01/2048	12,605	12,453,387
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2026	415	415,404
Series 2013, RB	5.00%	10/01/2027	700	701,062
Series 2013, RB	5.00%	10/01/2028	1,465	1,467,258
Series 2013, RB	5.00%	10/01/2029	1,490	1,492,155
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,036,515
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	220,992
Series 2021, Ref. RB	4.00%	09/01/2028	260	264,344
Series 2021, Ref. RB	4.00%	09/01/2030	300	307,199
Series 2021, Ref. RB	4.00%	09/01/2032	100	102,034
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,079,203
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,700,465
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	5	5,034
Series 2002, RB	6.25%	09/01/2032	25	25,057
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,257
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2026	470	472,395
Series 2013, Ref. RB	5.00%	09/01/2027	490	492,518
Series 2013, Ref. RB	5.00%	09/01/2028	515	517,785
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,160,580
University of California;
Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,516,183
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,541,779
Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,876,571
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	5	5,030
Series 2003 A, RB	6.13%	09/01/2034	30	30,193
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,326,730
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,926,668
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	20	20,045
				819,053,740
Puerto Rico–1.31%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,595	2,630,619
Series 2002, RB	5.63%	05/15/2043	335	340,524
PR Custodial Trust; Series 2003 A, GO(j)	0.00%	03/15/2049	145	14,039
PRHTA Custodial Trust;
Series 2022 G, RB(g)	5.00%	12/06/2049	19	4,639
Series 2022 L, RB(g)	5.25%	12/06/2049	277	66,526
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	$215	$154,930
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	188,525
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	192,489
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	0	100
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	346,769
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	149,097
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	123,849
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	161,957
Subseries 2022, RN(j)	0.00%	11/01/2043	110	70,370
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	208	201,974
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $213,380)(h)	6.63%	01/01/2027	193	192,000
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,696,589)(h)	6.63%	01/01/2028	1,472	1,461,751
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,058,137
Series 2018 A-1, RB	4.55%	07/01/2040	4	3,991
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,705
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,246
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,808
Series 2018 A-1, RB	5.00%	07/01/2058	5	4,875
Series 2019 A-2, RB	4.54%	07/01/2053	46	41,958
Series 2019 A-2, RB	4.78%	07/01/2058	620	585,323
				11,001,201
Guam–0.13%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,077,371
Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	860	849,986
Virgin Islands–0.01%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	125,347
Total Municipal Obligations (Cost $830,838,877)				832,107,645
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC; Exit Facility(f)(k) (Cost $725,000)	15.00%	02/28/2027	725	142,256
			Shares
Common Stocks & Other Equity Interests–0.00%
Nevada–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(k)			12,000	0

MuniFund Preferred Shares–0.24%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $2,000,000)(b)(f)			2,000,000	2,000,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)(k)			32,378	0
TOTAL INVESTMENTS IN SECURITIES–99.55% (Cost $833,563,877)				834,249,901
OTHER ASSETS LESS LIABILITIES–0.45%				3,773,244
NET ASSETS–100.00%				$838,023,145
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $92,626,211, which represented 11.05% of the Fund’s Net Assets.

(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $123,253, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at November 30, 2025 was $1,705,839, which represented less than 1% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$832,107,645	$—	$832,107,645
MuniFund Preferred Shares	—	2,000,000	—	2,000,000
U.S. Dollar Denominated Bonds & Notes	—	—	142,256	142,256
Common Stocks & Other Equity Interests	—	—	0	0
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	834,107,645	142,256	834,249,901
Other Investments - Assets
Investments Matured	—	11,250	47,092	58,342
Total Investments	$—	$834,118,895	$189,348	$834,308,243
Invesco Limited Term California Municipal Fund